TRADE, OTHER PAYABLES AND PROVISIONS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current
Other Payables	$ 8,000,000	$ 15,000,000	$ 3,000,000
Current
Trade payables	403,000,000	365,000,000	350,000,000
Accruals	191,000,000	167,000,000	186,000,000
Short-term provisions	30,000,000	53,000,000	20,000,000
Derivatives	0	0	9,000,000
Other payables	3,000,000	1,000,000	29,000,000
Total current trade, other payables and deferred income	627,000,000	586,000,000	594,000,000
Total trade, other payables and provisions	635,000,000	601,000,000	597,000,000
Short term silicosis settlement provision	$ 12,000,000	$ 11,000,000	$ 16,000,000